Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42592
Entity Registrant Name	OFA GROUP
Entity Central Index Key	0002036307
Entity Address, Address Line One	609 Deep Valley Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Rolling Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90274